Export Sales (Tables)	12 Months Ended
Jul. 01, 2018
Schedule of Sales to Locations Outside of the United States

Total export sales, sales from the United States to locations outside of the United States, are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 1, 2018		July 2, 2017		July 3, 2016
	Net Sales	%	Net Sales %		Net Sales	%
Export sales	$157,862	36%	$160,275	38%	$152,728	38%

Geographic Concentration Risk | Canada
Schedule of Sales to Locations Outside of the United States

Countries for which customer sales account for ten percent or more of total net sales are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 1, 2018		July 2, 2017		July 3, 2016
	Net Sales	%	Net Sales %		Net Sales	%
Export sales into Canada	$70,920	16%	$73,481	18%	$74,310	19%